Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
USREX – U.S. Diversified Real Estate Index™ (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	USREX – U.S. Diversified Real Estate Index™(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(3.33%)	4.95%	6.51%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.81%
MSCI US REIT Gross Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI US REIT Gross Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2.95%	6.58%	7.15%
U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.82%)	4.34%	6.03%
Performance Inception Date	Mar. 26, 2018
U.S. Diversified Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(4.72%)	3.52%	5.16%
U.S. Diversified Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.05%)	3.12%	4.45%